Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in thousands)	2013	2012
Deferred assets
Accrued liabilities	$41	$181
Unrealized foreign currency translation adjustments	—	316
Life and annuity reserves	—	—
Other assets	—	106

Total deferred assets	41	603

Deferred liabilities
Unrealized net capital gains	(81,841)	(131,011)
Difference in tax bases of investments	(40,544)	(39,939)
DAC	(25,395)	(26,185)
Life and annuity reserves	(21,051)	(4,445)
Cumulative translation adjustment	(143)	—
Other liabilities	(4,408)	(5,078)

Total deferred liabilities	(173,382)	(206,658)

Net deferred liability	$(173,341)	$(206,055)

Components of Income Tax Expense

The components of income tax expense for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Current	$6,463	$7,286	$1,036
Deferred	15,998	20,260	36,326

Total income tax expense	$22,461	$27,546	$37,362

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax expense	2.3	1.7	1.2
Other	(1.5)	(1.2)	(1.0)

Effective income tax rate	35.8%	35.5%	35.2%